GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Asset Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Goodwill [Line Items]
Amortized intangible assets:	$ 173,659	$ 173,659
Accumulated amortization:	(49,966)	(40,345)
Net book value	123,693	133,314
Trade names	13,455	13,455
Total intangible assets at net book value	137,148	146,769
Customer lists and relationships
Goodwill [Line Items]
Amortized intangible assets:	136,210	136,210
Accumulated amortization:	(30,971)	(23,295)
Non-competition agreements
Goodwill [Line Items]
Amortized intangible assets:	8,132	8,132
Accumulated amortization:	$ (8,132)	(8,132)
Trade names
Goodwill [Line Items]
Finite-lived intangible asset, useful life	15 years
Amortized intangible assets:	$ 29,167	29,167
Accumulated amortization:	$ (10,713)	(8,768)
Supplier relationships
Goodwill [Line Items]
Finite-lived intangible asset, useful life	3 years
Amortized intangible assets:	$ 150	150
Accumulated amortization:	$ (150)	$ (150)
Minimum | Customer lists and relationships
Goodwill [Line Items]
Finite-lived intangible asset, useful life	12 years
Minimum | Non-competition agreements
Goodwill [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum | Customer lists and relationships
Goodwill [Line Items]
Finite-lived intangible asset, useful life	20 years
Maximum | Non-competition agreements
Goodwill [Line Items]
Finite-lived intangible asset, useful life	10 years